SHARE-BASED PAYMENT - Warrant issued for private placement (Details) - $ / shares		1 Months Ended	12 Months Ended
	Jan. 05, 2024	Jan. 31, 2024	Dec. 31, 2024	Aug. 16, 2022	Jun. 27, 2022
Class A ordinary shares
SHARE-BASED PAYMENT
Number of shares issued upon exercise of warrants	500,000		500,000
Prefunded Warrants | ADS
SHARE-BASED PAYMENT
Warrants to purchase					480,000
Warrants exercise price					$ 0.1
Series A Warrants | ADS
SHARE-BASED PAYMENT
Warrants to purchase				1,556,667	1,600,000
Warrants exercise price				$ 6.6	$ 11
Each warrant exercisable					1
Series B Warrants | ADS
SHARE-BASED PAYMENT
Warrants to purchase				1,556,667	1,600,000
Warrants exercise price				$ 6	$ 10
Each warrant exercisable					1
Number of shares issued upon exercise of warrants		5,000